Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000105308 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105308 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000105308 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000105308 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105308 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000024520 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000024520 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000024520 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000024520 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000024520 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000007058 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007058 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007058 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000007058 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007058 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000046841 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000046841 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000046841 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000046841 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000046841 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000007057 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007057 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007057 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000007057 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007057 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000046842 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000046842 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000046842 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000046842 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000046842 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000209800 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209800 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209800 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000209800 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209800 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000024522 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000024522 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024522 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000024522 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000024522 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000105309 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105309 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000105309 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000105309 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105309 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000105311 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000105311 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000105311 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000105311 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105311 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000105310 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000105310 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000105310 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000105310 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105310 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000007061 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000007061 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007061 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000007061 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007061 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000046843 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000046843 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000046843 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000046843 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000046843 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000007060 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000007060 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007060 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000007060 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007060 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000007062 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007062 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000007062 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000007062 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007062 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000007062 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000046844 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000046844 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000046844 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000046844 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000046844 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000046844 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007063 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007063 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000007063 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000007063 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007063 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000007063 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007064 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007064 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000007064 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000007064 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007064 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000007064 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000081425 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081425 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000081425 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000081425 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000081425 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000081425 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000170279 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170279 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000170279 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000170279 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000170279 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000170279 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000054351 [Member] | Ten to 15 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000054351 [Member] | Over 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000054351 [Member] | Twenty to 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000054351 [Member] | Fifteen to 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000054351 [Member] | Five to 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000054351 [Member] | Zero to 5 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000054351 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000054350 [Member] | Ten to 15 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000054350 [Member] | Over 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000054350 [Member] | Twenty to 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000054350 [Member] | Fifteen to 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000054350 [Member] | Five to 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000054350 [Member] | Zero to 5 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000054350 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000054349 [Member] | Ten to 15 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000054349 [Member] | Over 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000054349 [Member] | Twenty to 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000054349 [Member] | Fifteen to 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000054349 [Member] | Five to 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000054349 [Member] | Zero to 5 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000054349 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075027 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000075027 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000075027 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000075027 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075027 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000075027 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000075028 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000075028 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000075028 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000075028 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075028 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000075028 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%